Other current assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

in CHF thousands	2022	2021
Prepayments	3,910	5,652
Accrued income	679	76
Balance at December 31	4,589	5,728